5. PROFIT SHARING PLAN (June 30 Note)	12 Months Ended
Jun. 30, 2015
Compensation and Retirement Disclosure [Abstract]
5. PROFIT SHARING PLAN

The Company has a defined contribution 401(k) profit sharing plan. Employer profit sharing and matching contributions to the plan are discretionary. No employer profit sharing or matching contributions were made to the plan in fiscal years 2015 and 2014.